Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Expenses
General and administrative	$ 833	$ 1,054
Interest	1,307	1,347
Foreign exchange gain	(99)	(7)
Stock compensation expense	440	244
Total operating expenses	2,481	2,638
Other Income
Loss (Gain) on fair value derivatives and warrants	8	(3,129)
Loss on partial settlement of Sprott Facility	99
Net finance income	(24)	(63)
Net Loss (Income) for the period	2,564	(554)
Items that may be subsequently reclassified to net loss:
Currency translation adjustment	(3,150)	(1,352)
Comprehensive income for the period	(586)	(1,906)
Net Loss (Income) attributable to:
Shareholders of Platinum Group Metals Ltd.	2,564	(554)
Non-controlling interests	0	0
Loss (Gain)	2,564	(554)
Comprehensive income attributable to:
Shareholders of Platinum Group Metals Ltd.	(586)	(1,906)
Non-controlling interests	0	0
Comprehensive income for the period	$ (586)	$ (1,906)
Basic and diluted loss per common share	$ 0.04	$ (0.01)
Weighted average number of common shares outstanding: Basic and diluted	66,548,894	58,596,225